SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 31, 2025
Accounting Policies [Abstract]
Schedule of Allowance for Doubtful Accounts
The following table summarizes the activity in our credit losses for the years ended January 31, 2025, 2024, and 2023:

	Year Ended January 31,
(in thousands)	2025	2024	2023
Allowance for credit losses, beginning of year	$4,091	$1,583	$2,110
Provisions charged to expense	1,416	2,578	2,824
Amounts written off	(3,404)	(7)	(3,080)
Business divestiture	—	(62)	(308)
Other, including fluctuations in foreign exchange rates	(47)	(1)	37
Allowance for credit losses, end of year	$2,056	$4,091	$1,583